CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
	December 31,
	2016	2017
	in USD thousands

Cash on hand and in bank	969	3,960
Short-term bank deposits	1,500	1,150
	2,469	5,110